Bank indebtedness, interim production financing, long-term debt and obligations under finance leases - Bank indebtedness, interim production financing, long-term debt and obligations under finance leases (Details)
£ in Thousands, $ in Thousands
	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current borrowings		$ 16,350,000		$ 0
Borrowings		866,603,000		1,084,559,000
Amount due within 12 months		(120,557,000)		(336,100,000)
Amount due beyond 12 months		746,046,000		748,459,000
Bank indebtedness
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 1,200	9,000,000	$ 4,000	0
Interim production financing
Disclosure of detailed information about borrowings [line items]
Borrowings		93,683,000		101,224,000
Long-term debt and obligations under finance leases
Disclosure of detailed information about borrowings [line items]
Borrowings		756,570,000		983,335,000
Amount due within 12 months		(10,524,000)		(234,876,000)
Amount due beyond 12 months		$ 746,046,000		$ 748,459,000